Goodwill and Other Intangible Assets (Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 64,691	$ 79,383
Amortization of intangible assets	14,654	10,907	5,357
Retailer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	53,295	53,295
Intangible assets, accumulated amortization	(23,200)	(17,768)
Intangible assets, net	30,095	35,527
Amortization of intangible assets	5,432	6,250	4,456
Retailer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years
Retailer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	10 years
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years
Intangible assets, gross	34,000	34,000
Intangible assets, accumulated amortization	(9,633)	(2,833)
Intangible assets, net	24,367	31,167
Amortization of intangible assets	6,800	2,833	0
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	16,800	16,800
Intangible assets, accumulated amortization	(6,571)	(4,111)
Intangible assets, net	10,229	12,689
Amortization of intangible assets	$ 2,460	$ 1,850	$ 922
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	1 year
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	40 years